TETON Westwood Balanced Fund
Schedule of Investments—June 30, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 63.3%
Aerospace  — 1.8%
3,325 L3Harris Technologies Inc. ............................... $ 803,652
Automotive: Parts and Accessories  — 1.4%
937 O'Reilly Automotive Inc.† ................................. 591,959
Banking  — 2.4%
21,838 Bank of America Corp. ...................................... 679,817
5,469 Western Alliance Bancorp ................................. 386,111
1,065,928
Business Services  — 1.3%
2,812 Visa Inc., Cl. A .................................................... 553,655
Computer Software and Services  — 7.8%
1,568 Accenture plc, Cl. A ........................................... 435,355
283 Alphabet Inc., Cl. A† ......................................... 616,731
2,142 CACI International Inc., Cl. A† ......................... 603,573
3,379 Cadence Design Systems Inc.† ......................... 506,951
2,203 Meta Platforms Inc., Cl. A† ............................... 355,234
3,557 Microsoft Corp. .................................................. 913,544
3,431,388
Consumer Services  — 1.4%
5,880 Amazon.com Inc.† ............................................. 624,515
Diversified Industrial  — 3.2%
5,533 Eaton Corp. plc .................................................. 697,103
1,646 Honeywell International Inc. ............................ 286,091
15,511 Huntsman Corp. ................................................ 439,737
1,422,931
Electronics  — 2.4%
10,307 Microchip Technology Inc. ................................ 598,631
1,130 Monolithic Power Systems Inc. ........................ 433,965
1,032,596
Energy and Energy Services  — 1.8%
2,727 EOG Resources Inc. ........................................... 301,170
4,383 Valero Energy Corp. .......................................... 465,825
766,995
Energy: Integrated  — 2.6%
2,637 DTE Energy Co. ................................................. 334,240
3,805 NextEra Energy Inc. .......................................... 294,735
5,125 WEC Energy Group Inc. ................................... 515,780
1,144,755
Energy: Oil  — 1.9%
2,357 Chevron Corp. ................................................... 341,246
3,243 ConocoPhillips ................................................... 291,254
3,948 Devon Energy Corp. .......................................... 217,574
850,074
Equipment and Supplies  — 1.7%
7,288 Amphenol Corp., Cl. A ..................................... 469,202
1,095 Danaher Corp. ................................................... 277,604
746,806
Financial Services  — 8.1%
6,056 American International Group Inc. .................. 309,643
1,969 Berkshire Hathaway Inc., Cl. B† ....................... 537,576
4,750 Blackstone Inc. ................................................... 433,343
7,006 The Charles Schwab Corp. ................................ 442,639
2,446 The Goldman Sachs Group Inc. ........................ 726,511
3,041 The PNC Financial Services Group Inc. ........... 479,779
Shares
Market
Value
5,519 The Progressive Corp. ....................................... $ 641,694
3,571,185
Food and Beverage  — 2.0%
6,509 McCormick & Co. Inc., Non-Voting ................. 541,874
1,999 PepsiCo Inc. ........................................................ 333,154
875,028
Health Care  — 8.7%
3,023 Becton, Dickinson and Co. ................................ 745,260
8,598 Gilead Sciences Inc. ........................................... 531,443
5,875 Johnson & Johnson ............................................ 1,042,871
941 McKesson Corp. ................................................. 306,964
2,332 UnitedHealth Group Inc. .................................. 1,197,785
3,824,323
Real Estate  — 2.8%
3,144 Alexandria Real Estate Equities Inc., REIT ...... 455,974
2,018 Prologis Inc., REIT ............................................. 237,418
17,222 VICI Properties Inc., REIT ................................. 513,043
1,206,435
Retail  — 5.0%
6,378 CVS Health Corp. .............................................. 590,986
2,752 Dollar General Corp. ......................................... 675,451
1,568 The Home Depot Inc. ........................................ 430,055
4,254 Walmart Inc. ....................................................... 517,201
2,213,693
Semiconductors  — 1.8%
1,912 NVIDIA Corp. .................................................... 289,840
5,566 Teradyne Inc. ...................................................... 498,435
788,275
Telecommunications  — 3.6%
34,353 AT&T Inc. ........................................................... 720,039
6,328 T-Mobile US Inc.† .............................................. 851,369
1,571,408
Transportation  — 1.6%
3,264 Union Pacific Corp. ............................................ 696,146
TOTAL COMMON STOCKS ......................... 27,781,747
MANDATORY CONVERTIBLE SECURITIES (a) — 1.2%
Health Care  — 1.2%
5,090 Boston Scientific Corp., Ser. A,
5.500%, 06/01/23 .............................................. 516,330
Principal
Amount
CORPORATE BONDS  — 26.8%
Aerospace  — 0.6%
$ 255,000 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust,
4.450%, 10/01/25 .............................................. 247,019
Banking  — 3.0%
750,000 Fifth Third Bancorp,
2.375%, 01/28/25 .............................................. 719,491
600,000 The Goldman Sachs Group Inc., MTN,
3.850%, 07/08/24 .............................................. 602,280
1,321,771

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Computer Software and Services  — 0.6%
$ 289,000 HP Inc.,
5.500%, 01/15/33 .............................................. $ 283,002
Diversified Industrial  — 1.5%
510,000 Cabot Corp.,
4.000%, 07/01/29 .............................................. 480,215
191,000 Jabil Inc.,
1.700%, 04/15/26 .............................................. 171,484
651,699
Energy and Energy Services  — 1.1%
235,000 Energy Transfer LP,
6.250%, 04/15/49 .............................................. 229,502
260,000 Plains All American Pipeline LP / PAA
Finance Corp.,
3.800%, 09/15/30 .............................................. 230,648
460,150
Energy: Oil  — 1.9%
55,000 Diamondback Energy Inc.,
3.125%, 03/24/31 .............................................. 48,074
275,000 MPLX LP,
2.650%, 08/15/30 .............................................. 230,394
395,000 Petroleos Mexicanos,
6.700%, 02/16/32 .............................................. 302,017
259,000 Piedmont Natural Gas Co. Inc.,
5.050%, 05/15/52 .............................................. 255,597
836,082
Financial Services  — 6.0%
138,000 American Honda Finance Corp., MTN,
1.000%, 09/10/25 .............................................. 126,102
500,000 Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.21%),
2.572%, 10/20/32(b) ......................................... 414,089
500,000 Bank of Montreal, MTN,
2.650%, 03/08/27 .............................................. 464,195
140,000 Berkshire Hathaway Finance Corp.,
2.850%, 10/15/50 .............................................. 101,724
600,000 Capital One Financial Corp.,
3.750%, 04/24/24 .............................................. 598,518
500,000 Citigroup Inc., (U.S. Secured Overnight
Financing Rate + 1.28%),
3.070%, 02/24/28(b) ......................................... 464,469
405,000 Owl Rock Capital Corp.,
3.400%, 07/15/26 .............................................. 356,665
118,000 Schlumberger Finance Canada Ltd.,
1.400%, 09/17/25 .............................................. 109,669
2,635,431
Food and Beverage  — 0.7%
380,000 The J.M. Smucker Co.,
3.550%, 03/15/50 .............................................. 289,021
Health Care  — 2.9%
600,000 Aetna Inc.,
3.500%, 11/15/24 .............................................. 593,910
750,000 Amgen Inc.,
2.200%, 02/21/27 .............................................. 691,224
1,285,134
Principal
Amount
Market
Value
Hotels and Gaming  — 0.5%
$ 235,000 Marriott International Inc.,
4.625%, 06/15/30 .............................................. $ 226,047
Real Estate  — 1.7%
400,000 Boston Properties LP,
2.450%, 10/01/33 .............................................. 308,766
150,000 Brixmor Operating Partnership LP,
2.250%, 04/01/28 .............................................. 129,037
265,000 Realty Income Corp.,
2.850%, 12/15/32 .............................................. 228,815
113,000 Vornado Realty LP,
3.400%, 06/01/31 .............................................. 95,082
761,700
Retail  — 2.3%
151,000 7-Eleven Inc.,
0.950%, 02/10/26(c) ......................................... 133,618
200,000 AutoZone Inc.,
1.650%, 01/15/31 .............................................. 157,458
800,000 CVS Health Corp.,
3.250%, 08/15/29 .............................................. 732,660
1,023,736
Semiconductors  — 1.1%
235,000 Broadcom Inc.,
4.150%, 11/15/30 .............................................. 216,077
275,000 NXP BV / NXP Funding LLC / NXP USA Inc.,
5.000%, 01/15/33 .............................................. 269,687
485,764
Telecommunications  — 0.9%
270,000 Charter Communications Operating LLC
/ Charter Communications Operating
Capital Corp.,
3.700%, 04/01/51 .............................................. 184,356
245,000 Rogers Communications Inc.,
4.550%, 03/15/52(c) ......................................... 217,662
402,018
Transportation  — 2.0%
875,000 AP Moller - Maersk A/S,
4.500%, 06/20/29(c) ......................................... 854,096
TOTAL CORPORATE BONDS ....................... 11,762,670
CONVERTIBLE CORPORATE BONDS  — 1.2%
Computer Software and Services  — 0.7%
350,000 Splunk Inc.,
1.125%, 06/15/27 .............................................. 290,500
Health Care  — 0.5%
325,000 Exact Sciences Corp.,
0.375%, 03/15/27 .............................................. 238,469
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 528,969
U.S. GOVERNMENT OBLIGATIONS  — 7.5%
U.S. Treasury Bonds — 3.5%
450,000 2.500%, 02/15/45 .............................................. 384,539
700,000 2.500%, 05/15/46 .............................................. 598,226
350,000 2.250%, 08/15/46 .............................................. 284,621

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)
3
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS (Continued)
$ 350,000 1.875%, 02/15/51 .............................................. $ 264,975
1,532,361
U.S. Treasury Notes — 4.0%
900,000 0.750%, 05/31/26 .............................................. 824,625
125,000 1.250%, 12/31/26 .............................................. 115,720
350,000 3.250%, 06/30/27 .............................................. 353,992
330,000 2.250%, 11/15/27 .............................................. 316,968
159,000 2.625%, 02/15/29 .............................................. 155,137
1,766,442
TOTAL U.S. GOVERNMENT
OBLIGATIONS ............................................. 3,298,803
TOTAL INVESTMENTS — 100.0%
(Cost $43,832,683) ........................................... $ 43,888,519
† Non-income producing security.
(a) Mandatory convertible securities are required to be
converted on the dates listed; they generally may be
converted prior to these dates at the option of the holder.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2022.
(c) Securities exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may be
resold in transactions exempt from registration, normally to qualified institutional buyers.
MTN Medium Term Note
REIT Real Estate Investment Trust